Consolidated and Combined Statement of Changes in Partners' Capital (Predecessors) - USD ($) $ in Thousands	Total	General Partner [Member]	Limited Partner [Member]
Balance at Dec. 31, 2018	$ 84,057	$ 0	$ 84,057
Cash capital contributions	73,543	0	73,543
Net income (loss)	(11,579)	0	(11,579)
Noncash capital contributions	232,394	0	232,394
Step up in basis from contributions	86,301	0	86,301
Balance at Dec. 31, 2019	464,716	0	464,716
Cash capital contributions	54,000	0	54,000
Net income (loss)	(80,831)	0	(80,831)
Balance at Mar. 31, 2020	437,885	0	437,885
Balance at Dec. 31, 2019	464,716	0	464,716
Net income (loss)	(84,978)
Balance at Jun. 30, 2020	433,738	0	433,738
Balance at Dec. 31, 2019	464,716	0	464,716
Cash capital contributions	54,000	0	54,000
Distribution to partners	(2,780)	0	(2,780)
Net income (loss)	(85,034)	0	(85,034)
Balance at Aug. 21, 2020	430,902	0	430,902
Balance at Mar. 31, 2020	437,885	0	437,885
Net income (loss)	(4,147)	0	(4,147)
Balance at Jun. 30, 2020	$ 433,738	$ 0	$ 433,738